STARBOARD INVESTMENT TRUST

116 South Franklin Street

Rocky Mount, NC 27804

252-972-9922

June 26, 2009

VIA EDGAR

U.S. Securities and Exchange Commission

Filing Desk

100 F Street, N.E.

Washington, DC 20549

RE:	Starboard Investment Trust (“Trust”) (File Nos. 333-159484 and 811-22298); on behalf of the FMX Growth Allocation Fund and FMX Total Return Fund (“Funds”), each a series of the Trust.

Ladies and Gentlemen,

Enclosed herewith for filing on behalf of the Trust, pursuant to: (1) the Securities Act of 1933; (2) the Investment Company Act of 1940; and (3) Regulation S-T, is Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Trust.

Pre-Effective Amendment No. 1 is being filed for the purpose of adding new series of the Trust to the Registration Statement. This amendment contains the Funds’ prospectus and statement of additional information, Part C, the signature page, an exhibit index, and exhibits.

Additionally, the Trust is asking that any written correspondence with respect to Pre-Effective Amendment No. 1 be sent to the attention of Tanya L. Goins at the following address:

Tanya L. Goins

Malik Law Group LLC

191 Peachtree Street

Suite 3300

Atlanta, GA 30303

If you have any questions concerning the foregoing, please contact Tanya L. Goins at 404-736-3641 or the undersigned at 252-972-9922, extension 249.

Yours truly,

Starboard Investment Trust

/s/ A. Vason Hamrick

A. Vason Hamrick

Trustee